UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08797

Name of Fund:	BlackRock Series, Inc.
BlackRock International Fund

Fund Address: 100	Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series, Inc.,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2021

Date of reporting period: 11/30/2020

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

NOVEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Funds II

•	BlackRock Global Dividend Portfolio

BlackRock Series, Inc.

•	BlackRock International Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of November 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in November 2020 following a series of successful vaccine trials. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. Inflation should increase as the growth accelerates, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.98%	17.46%

U.S. small cap equities (Russell 2000® Index)	31.36	13.59

International equities (MSCI Europe, Australasia, Far East Index)	20.16	6.37

Emerging market equities (MSCI Emerging Markets Index)	31.14	18.43

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.80

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.31)	10.09

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.79	7.28

Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.12	4.68

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.30	7.17

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of November 30, 2020	BlackRock Global Dividend Portfolio

Investment Objective

BlackRock Global Dividend Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2020, the Fund underperformed its benchmark, the MSCI All Country World Index.

What factors influenced performance?

The Fund’s exposure to the consumer staples, health care and consumer discretionary sectors was the most significant detractor from the Fund’s relative performance during the period. Among individual stocks, the largest detractors were U.S. aerospace & defense company Lockheed Martin Corp., U.K. cigarette and tobacco producer British American Tobacco PLC, and French pharmaceutical developer Sanofi.

Conversely, the largest contributor to relative performance was the Fund’s overall exposure within the energy, utilities, and real estate sectors. The most significant contributors among individual stocks were U.S. HVAC specialist Carrier Global Corp., German mail and logistics company Deutsche Post AG, and U.S. paper and packaging manufacturer International Paper Co.

Describe recent portfolio activity.

The Fund increased its position within the information technology (“IT”) and industrials sectors during the period. Conversely, the Fund reduced exposure to consumer staples and health care. From a geographical perspective, the Fund increased its exposure to U.S.-listed companies while reducing exposure to European ex-U.K.-listed companies.

Describe portfolio positioning at period end.

The Fund’s largest overweight sector exposures were to consumer staples, health care and industrials. Conversely, the Fund was underweight in IT, consumer discretionary and financials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2020 (continued)	BlackRock Global Dividend Portfolio

Performance Summary for the Period Ended November 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	15.98%	6.94%	N/A	7.42%	N/A	8.65%	N/A
Investor A	15.83	6.68	1.08%	7.14	5.99%	8.36	7.78%
Investor C	15.38	5.90	4.90	6.35	6.35	7.71	7.71
Class K	16.01	7.00	N/A	7.49	N/A	8.69	N/A
MSCI All Country World Index(c)	22.29	15.01	N/A	10.84	N/A	9.41	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the United States (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the United States).

(c)	MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,159.80	$ 4.07		$ 1,000.00	$ 1,021.30	$ 3.81		0.75%
Investor A	1,000.00	1,158.30	5.49		1,000.00	1,019.98	5.14		1.02
Investor C	1,000.00	1,153.80	9.54		1,000.00	1,016.21	8.93		1.77
Class K	1,000.00	1,160.10	3.71		1,000.00	1,021.64	3.47		0.68

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sanofi	4%
Microsoft Corp.	3
TELUS Corp.	3
Texas Instruments, Inc.	3
Novartis AG, Registered Shares	3
Paychex, Inc.	3
Lockheed Martin Corp.	3
Unilever PLC	3
Philip Morris International, Inc.	3
Comcast Corp., Class A	3

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets

United States	57%
United Kingdom	15
Switzerland	6
France	5
Canada	3
Singapore	3
Netherlands	3
Taiwan	2
Australia	2
Denmark	1
Germany	1
Spain	1
Finland	1

(a)	Excludes short-term securities.

F U N D S U M M A R Y	5

Fund Summary as of November 30, 2020	BlackRock International Fund

Investment Objective

BlackRock International Fund’s (the “Fund”) investment objective is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2020, the Fund outperformed its benchmark, the MSCI All Country World Index ex USA.

What factors influenced performance?

During the period, the Fund’s stock selection in 10 of 11 equity market sectors contributed to performance. Stock selection within materials was the principal contributor to relative returns. Security selection within health care and industrials also added to returns. The Fund’s holdings in South Korean chemical firm LG Chem Ltd., Japanese consumer electronics company Sony Corp. and Singapore-based property development firm Sea Ltd. made the largest individual contributions to performance.

Stock selection within financials was the only detractor from relative returns on a sector basis during the six-month period. At the individual security level, the Fund’s positions in Chinese casino operator Wynn Macau Ltd., Iceland-based food processing company Marel HF and Swiss health care firm Roche Holding AG were the largest detractors.

The Fund held an elevated cash position during the second half of the reporting period as the investment adviser was active in adjusting the portfolio due to increased market volatility. The Fund’s cash position had a slightly negative effect on performance.

Describe recent portfolio activity.

The largest change to the Fund’s active positioning during the period was an increase in its energy exposure from a significant to a modest underweight, driven by the purchase of India-based energy company Reliance Industries Ltd. The Fund’s materials exposure, notably within chemicals, also increased. In contrast, an underweight to consumer staples was further boosted by the Fund’s sale of Dutch brewer Heineken NV. Exposure to consumer discretionary also declined as the investment adviser lowered the Fund’s target weights across hotels, restaurants & leisure, as well as textiles, apparel & luxury goods.

Describe portfolio positioning at period end.

The portfolio’s largest sector overweight positions at period end were to industrials, communication services and information technology, while the largest underweights were in financials, health care and utilities. On a regional basis, the Fund’s largest overweights were the United States and Japan, while the largest regional underweights were to emerging markets and Asia ex-Japan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2020 (continued)	BlackRock International Fund

Performance Summary for the Period Ended November 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	27.38%	19.49%	N/A	8.79%	N/A	6.49%	N/A
Investor A	27.27	19.21	12.95%	8.47	7.31%	6.13	5.56%
Investor C	26.74	18.33	17.33	7.56	7.56	5.33	5.33
Class K	27.47	19.63	N/A	8.84	N/A	6.52	N/A
Class R	27.09	18.91	N/A	8.18	N/A	5.83	N/A
MSCI All Country World Index ex USA(c)	23.28	9.52	N/A	7.38	N/A	5.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund invests primarily in stocks of companies located outside the United States.
(c)	A free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,273.80	$ 4.10		$ 1,000.00	$ 1,021.46	$ 3.65		0.72%
Investor A	1,000.00	1,272.70	5.54		1,000.00	1,020.19	4.92		0.97
Investor C	1,000.00	1,267.40	10.08		1,000.00	1,016.18	8.96		1.77
Class K	1,000.00	1,274.70	3.71		1,000.00	1,021.80	3.30		0.65
Class R	1,000.00	1,270.90	7.02		1,000.00	1,018.88	6.24		1.23

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	7

Fund Summary as of November 30, 2020 (continued)	BlackRock International Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
FANUC Corp.	6%
Sony Corp.	6
Recruit Holdings Co. Ltd.	5
LG Chem Ltd.	5
Volkswagen AG, Preference Shares	5
Intesa Sanpaolo SpA	4
Unilever PLC	3
PayPal Holdings, Inc.	3
L’Oreal SA	3
Banco do Brasil SA	3

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
United States	17%
Japan	17
France	11
United Kingdom	8
South Korea	5
Germany	5
Brazil	5
Italy	4
India	3
China	3
Switzerland	3
Canada	3
Russia	3
Mexico	2
Ireland	2
Iceland	2
Spain	2
Sweden	2
Netherlands	2
Singapore	1

(a)	Excludes short-term securities.

8	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 for BlackRock International Fund and June 8, 2016 for BlackRock Global Dividend Portfolio is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares (available only in BlackRock International Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Class R Shares performance shown prior to the Class R Shares inception date of August 15, 2011 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class R Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waivers, if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waivers may be reduced or discontinued at any time. With respect to each Fund’s contractual waivers, if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on June 1, 2020 and held through November 30, 2020 are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

BlackRock International Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which

A B O U T F U N D P E R F O R M A N C E	9

Derivative Financial Instruments  (continued)

cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

10	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) November 30, 2020	BlackRock Global Dividend Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Ansell Ltd.	416,508	$11,392,487
Sonic Healthcare Ltd.	481,690	11,644,126

		23,036,613

Canada — 3.4%
TELUS Corp.	2,748,832	53,020,899

Denmark — 1.3%
Novo Nordisk A/S, Class B	306,931	20,571,405

Finland — 0.8%
Kone Oyj, Class B	154,441	12,947,852

France — 5.1%
Sanofi	583,513	58,817,428
Schneider Electric SE	142,961	19,918,116

		78,735,544

Germany — 1.2%
Deutsche Post AG, Registered Shares	377,324	18,201,455

Netherlands — 2.7%
Heineken NV	173,348	18,304,003
Koninklijke Philips NV(a)	441,062	22,729,421

		41,033,424

Singapore — 2.7%
DBS Group Holdings Ltd.	1,316,600	24,561,951
United Overseas Bank Ltd.	1,054,000	17,530,620

		42,092,571

Spain — 1.0%
Amadeus IT Group SA	222,024	15,267,356

Switzerland — 6.1%
Nestlé SA, Registered Shares	269,063	30,138,962
Novartis AG, Registered Shares	561,286	50,816,330
SGS SA, Registered Shares	4,448	12,702,056

		93,657,348

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,611,000	27,422,170

United Kingdom — 15.1%
AstraZeneca PLC	109,232	11,429,476
BAE Systems PLC	6,095,691	40,669,246
British American Tobacco PLC	1,015,652	35,753,257
Diageo PLC	557,427	21,458,709
Reckitt Benckiser Group PLC	447,136	39,029,415
RELX PLC	1,658,091	38,488,894
Unilever PLC	740,749	44,989,650

		231,818,647

Security	Shares	Value

United States — 56.5%
AbbVie, Inc.	400,972	$41,933,652
Amcor PLC, CDI	1,339,472	14,927,907
Assurant, Inc.	94,657	12,222,112
Bristol-Myers Squibb Co.	499,483	31,167,739
Carrier Global Corp.	695,627	26,482,520
Cisco Systems, Inc.	500,637	21,537,404
Citizens Financial Group, Inc.	792,642	25,887,688
Coca-Cola Co.	581,750	30,018,300
Comcast Corp., Class A	884,920	44,458,381
Eaton Corp. PLC	162,844	19,722,037
Genuine Parts Co.	150,939	14,847,869
Hasbro, Inc.	432,072	40,195,658
International Paper Co.	515,286	25,496,351
Johnson & Johnson	101,752	14,721,479
Lockheed Martin Corp.	126,521	46,180,165
M&T Bank Corp.	223,988	26,092,362
Medtronic PLC	270,804	30,790,415
Microsoft Corp.	251,713	53,884,202
Otis Worldwide Corp	471,418	31,556,721
Paychex, Inc.	543,565	50,633,080
Philip Morris International, Inc.	593,652	44,969,139
Procter & Gamble Co.	220,973	30,686,520
Progressive Corp.	249,671	21,748,841
Raytheon Technologies Corp.	279,035	20,012,390
Sysco Corp.	319,646	22,787,563
Texas Instruments, Inc.	316,970	51,111,412
UnitedHealth Group, Inc.	114,782	38,605,778
Visa, Inc., Class A	176,119	37,046,632

		869,724,317

Total Long-Term Investments — 99.2% (Cost: $1,181,072,959)		1,527,529,601

Short-Term Securities(b)(c)

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	9,489,599	9,489,599

Total Short-Term Securities — 0.6% (Cost: $9,489,599)		9,489,599

Total Investments — 99.8% (Cost: $1,190,562,558)		1,537,019,200

Other Assets Less Liabilities — 0.2%		2,934,948

Net Assets — 100.0%		$1,539,954,148

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Global Dividend Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,003,555	$2,486,044	(a)	$—	$—	$—	$9,489,599	9,489,599	$921	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$23,036,613	$—	$23,036,613
Canada	53,020,899	—	—	53,020,899
Denmark	—	20,571,405	—	20,571,405
Finland	—	12,947,852	—	12,947,852
France	—	78,735,544	—	78,735,544
Germany	—	18,201,455	—	18,201,455
Netherlands	18,304,003	22,729,421	—	41,033,424
Singapore	—	42,092,571	—	42,092,571
Spain	—	15,267,356	—	15,267,356
Switzerland	—	93,657,348	—	93,657,348
Taiwan	—	27,422,170	—	27,422,170
United Kingdom	—	231,818,647	—	231,818,647
United States	854,796,410	14,927,907	—	869,724,317
Short-Term Securities
Money Market Funds	9,489,599	—	—	9,489,599

	$935,610,911	$601,408,289	$—	$1,537,019,200

See notes to financial statements.

12	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) November 30, 2020	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.6%
Banco do Brasil SA	4,101,105	$26,118,957
Locaweb Servicos de Internet SA(a)(b)	1,047,636	12,900,389

		39,019,346

Canada — 3.0%
Canadian National Railway Co.	238,747	25,001,611

China — 3.1%
Weimob, Inc.(a)(b)	9,910,000	13,603,627
Wuxi Biologics Cayman, Inc.(a)(b)	1,308,000	12,948,975

		26,552,602

France — 11.0%
L’Oreal SA	76,765	28,256,891
Schneider Electric SE	136,821	19,062,657
Ubisoft Entertainment SA(b)	226,657	21,493,344
Worldline SA(a)(b)	255,614	23,666,938

		92,479,830

Germany — 4.7%
Volkswagen AG, Preference Shares	234,975	39,442,414

Iceland — 2.2%
Marel HF	3,659,537	18,552,434

India — 3.4%
Bharti Airtel Ltd.	1,947,070	12,148,443
Reliance Industries Ltd.	641,374	16,585,192

		28,733,635

Ireland — 2.4%
Ryanair Holdings PLC, ADR(b)(c)	194,727	20,206,821

Italy — 3.7%
Intesa Sanpaolo SpA(b)	13,639,492	31,595,417

Japan — 16.5%
FANUC Corp.	196,000	48,076,896
Recruit Holdings Co. Ltd.	1,041,400	43,656,657
Sony Corp.	511,600	47,673,690

		139,407,243

Mexico — 2.4%
Grupo Financiero Banorte SAB de CV, Class O(b)	4,143,901	20,633,132

Netherlands — 1.6%
Koninklijke DSM NV	82,477	13,467,467

Russia — 2.9%
Sberbank of Russia PJSC, ADR	1,860,352	24,540,990

Singapore — 1.4%
Sea Ltd., ADR(b)(c)	63,377	11,431,309

South Korea — 5.1%
LG Chem Ltd.	59,161	42,986,492

Spain — 1.9%
Cellnex Telecom SA(a)	255,982	16,215,562

Sweden — 1.8%
Volvo AB, B Shares(b)	654,085	14,897,848

Security	Shares	Value

Switzerland — 2.8%
Roche Holding AG	72,721	$23,884,999

United Kingdom — 8.2%
Burberry Group PLC	632,131	14,485,113
Unilever PLC	476,771	28,902,162
Vodafone Group PLC	15,922,895	25,980,426

		69,367,701

United States — 11.2%
Cadence Design Systems, Inc.(b)	128,612	14,957,576
Marvell Technology Group Ltd.	289,143	13,384,430
Mondelez International, Inc., Class A	318,847	18,317,760
Otis Worldwide Corp.	298,913	20,009,236
PayPal Holdings, Inc.(b)	132,143	28,294,459

		94,963,461

Total Long-Term Investments — 93.9% (Cost: $609,099,205)		793,380,314

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%(d)(e)	47,826,356	47,826,356
SL Liquidity Series, LLC, Money Market Series, 0.18%(d)(e)(f)	2,950,021	2,950,906

		50,777,262

		Par (000)

Time Deposits — 0.2%

France — 0.0%
Citibank, London, (0.69)%, 12/01/20	EUR	41	49,266

Japan — 0.0%
MUFG Bank, Tokyo, (0.26)%, 12/01/20	JPY	7,636	73,142

Switzerland — 0.2%
BNP Paribas S.A., (1.42)%, 12/01/20	CHF	1,040	1,144,940

			1,267,348

Total Short-Term Securities — 6.2% (Cost: $52,039,453)			52,044,610

Total Investments — 100.1% (Cost: $661,138,658)			845,424,924

Liabilities in Excess of Other Assets — (0.1)%			(782,282)

Net Assets — 100.0%			$844,642,642

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock International Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2020 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,663,842	$37,162,514	(a)	$—		$—	$—	$47,826,356	47,826,356	$5,195		$—
SL Liquidity Series, LLC, Money Market Series	14,478,848	—		(11,522,671	)(a)	1,849	(7,120)	2,950,906	2,950,021	16,974	(b)	—

						$1,849	$(7,120)	$50,777,262		$22,169		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For the six months ended November 30, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$19,391	$—	$—	$19,391

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$—	(a)
Average amounts sold — in USD	$—	(a)

(a)	Derivative not held at quarter-end. The amounts shown in the Statements of Operations reflect the results of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$39,019,346	$—	$—	$39,019,346
Canada	25,001,611	—	—	25,001,611
China	—	26,552,602	—	26,552,602
France	—	92,479,830	—	92,479,830
Germany	—	39,442,414	—	39,442,414
Iceland	18,552,434	—	—	18,552,434
India	—	28,733,635	—	28,733,635
Ireland	20,206,821	—	—	20,206,821
Italy	—	31,595,417	—	31,595,417
Japan	—	139,407,243	—	139,407,243
Mexico	20,633,132	—	—	20,633,132
Netherlands	—	13,467,467	—	13,467,467
Russia	—	24,540,990	—	24,540,990

14	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock International Fund

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Singapore	$11,431,309	$—	$—	$11,431,309
South Korea	—	42,986,492	—	42,986,492
Spain	—	16,215,562	—	16,215,562
Sweden	—	14,897,848	—	14,897,848
Switzerland	—	23,884,999	—	23,884,999
United Kingdom	28,902,162	40,465,539	—	69,367,701
United States	94,963,461	—	—	94,963,461
Short-Term Securities
Money Market Funds	47,826,356	—	—	47,826,356
Time Deposits	—	1,267,348	—	1,267,348

	$306,536,632	$535,937,386	$—	842,474,018

Investments Valued at NAV(a)				2,950,906

				$845,424,924

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	15

Statements of Assets and Liabilities (unaudited)

November 30, 2020

	BlackRock Global Dividend Portfolio	BlackRock International Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$1,527,529,601	$794,647,662
Investments at value — affiliated(c)	9,489,599	50,777,262
Foreign currency at value(d)	763,890	148,376
Receivables:
Investments sold	15,690,251	743
Securities lending income — affiliated	—	804
Capital shares sold	1,043,043	1,715,832
Dividends — affiliated	143	982
Dividends — unaffiliated	4,327,929	1,450,500
From the Manager	—	91,957
Prepaid expenses	54,359	43,069

Total assets	1,558,898,815	848,877,187

LIABILITIES
Cash collateral on securities loaned at value	—	2,956,243
Payables:
Investments purchased	16,192,255	—
Administration fees	75,381	—
Capital shares redeemed	1,313,616	363,039
Investment advisory fees	732,119	377,327
Directors’ and Officer’s fees	6,673	4,354
Other accrued expenses	434,039	423,352
Other affiliate fees	9,644	6,105
Service and distribution fees	180,940	104,125

Total liabilities	18,944,667	4,234,545

NET ASSETS	$1,539,954,148	$844,642,642

NET ASSETS CONSIST OF
Paid-in capital	$1,188,907,177	$651,849,562
Accumulated earnings	351,046,971	192,793,080

NET ASSETS	$1,539,954,148	$844,642,642

(a) Investments at cost — unaffiliated	$1,181,072,959	$610,361,396
(b) Securities loaned at value	$—	$2,869,094
(c) Investments at cost — affiliated	$9,489,599	$50,777,262
(d) Foreign currency at cost	$762,830	$155,170

16	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2020

	BlackRock Global Dividend Portfolio	BlackRock International Fund
NET ASSET VALUE

Institutional
Net assets	$906,116,948	$282,224,554

Shares outstanding	72,698,217	13,860,254

Net asset value	$12.46	$20.36

Shares authorized	Unlimited	100 million

Par value	$0.001	$0.0001

Investor A
Net assets	$457,370,843	$467,664,894

Shares outstanding	36,820,576	23,526,630

Net asset value	$12.42	$19.88

Shares authorized	Unlimited	100 million

Par value	$0.001	$0.0001

Investor C
Net assets	$104,813,273	$9,638,757

Shares outstanding	8,474,328	522,732

Net asset value	$12.37	$18.44

Shares authorized	Unlimited	100 million

Par value	$0.001	$0.0001

Class K
Net assets	$71,653,084	$80,431,135

Shares outstanding	5,740,315	3,949,112

Net asset value	$12.48	$20.37

Shares authorized	Unlimited	2 billion

Par value	$0.001	$0.0001

Class R
Net assets	N/A	$4,683,302

Shares outstanding	N/A	234,843

Net asset value	N/A	$19.94

Shares authorized	N/A	100 million

Par value	N/A	$0.0001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Operations (unaudited)

Six Months Ended November 30, 2020

	BlackRock Global Dividend Portfolio	BlackRock International Fund

INVESTMENT INCOME

Dividends — unaffiliated	$24,041,949	$5,272,727

Dividends — affiliated	921	5,195

Securities lending income — affiliated — net	—	16,974

Foreign taxes withheld	(595,100)	(594,632)

Total investment income	23,447,770	4,700,264

EXPENSES

Investment advisory	4,394,060	2,324,920

Service and distribution — class specific	1,166,775	659,866

Transfer agent — class specific	591,974	730,918

Administration	301,304	—

Administration — class specific	150,784	—

Accounting services	60,271	42,285

Custodian	55,822	53,094

Registration	48,652	74,562

Professional	42,738	15,988

Printing and postage	14,928	29,169

Directors and Officer	8,488	6,591

Miscellaneous	11,560	20,000

Total expenses	6,847,356	3,957,393

Less:

Fees waived and/or reimbursed by the Manager	(1,104)	(163,549)

Transfer agent fees waived and/or reimbursed — class specific	—	(525,702)

Total expenses after fees waived and/or reimbursed	6,846,252	3,268,142

Net investment income	16,601,518	1,432,122

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — unaffiliated	101,672,930	39,542,245

Investments — affiliated	—	1,849

Forward foreign currency exchange contracts	—	19,391

Foreign currency transactions	286,351	(279,201)

	101,959,281	39,284,284

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	104,507,302	134,589,625
Investments — affiliated	—	(7,120)
Foreign currency translations	185,361	103,758

	104,692,663	134,686,263

Net realized and unrealized gain	206,651,944	173,970,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$223,253,462	$175,402,669

See notes to financial statements.

18	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Global Dividend Portfolio

	Six Months Ended 11/30/20 (unaudited)	Period from 08/01/19 to 05/31/20	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,601,518	$36,638,793	$52,190,124
Net realized gain (loss)	101,959,281	(16,472,498)	110,269,236
Net change in unrealized appreciation (depreciation)	104,692,663	(96,144,304)	(122,367,524)

Net increase (decrease) in net assets resulting from operations	223,253,462	(75,978,009)	40,091,836

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(49,002,030)	(73,336,135)	(81,048,783)
Investor A	(23,330,078)	(30,478,970)	(26,919,751)
Investor C	(5,221,412)	(13,589,597)	(14,843,418)
Class K	(3,852,295)	(5,216,184)	(5,207,008)

Decrease in net assets resulting from distributions to shareholders	(81,405,815)	(122,620,886)	(128,018,960)

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets derived from capital share transactions	(54,007,174)	(212,555,401)	(584,088,599)

NET ASSETS
Total increase (decrease) in net assets	87,840,473	(411,154,296)	(672,015,723)
Beginning of period	1,452,113,675	1,863,267,971	2,535,283,694

End of period	$1,539,954,148	$1,452,113,675	$1,863,267,971

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets  (continued)

	BlackRock International Fund

	Six Months Ended 11/30/20 (unaudited)	Period from 11/01/19 to 05/31/20	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,432,122	$284,946	$6,693,071
Net realized gain (loss)	39,284,284	(8,505,597)	(16,016,846)
Net change in unrealized appreciation (depreciation)	134,686,263	(19,681,224)	81,289,725

Net increase (decrease) in net assets resulting from operations	175,402,669	(27,901,875)	71,965,950

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(84,091)	(2,174,874)	(2,908,788)
Investor A	—	(3,829,227)	(4,101,774)
Investor C	—	(227,287)	(245,734)
Class K	(19,744)	(227,297)	(79,676)
Class R	—	(39,491)	(174,833)

Decrease in net assets resulting from distributions to shareholders	(103,835)	(6,498,176)	(7,510,805)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	28,915,547	26,450,511	49,994,632

NET ASSETS
Total increase (decrease) in net assets	204,214,381	(7,949,540)	114,449,777
Beginning of period	640,428,261	648,377,801	533,928,024

End of period	$844,642,642	$640,428,261	$648,377,801

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		BlackRock Global Dividend Portfolio

		Institutional

	Six Months Ended 11/30/20		Period from 08/01/19		Year Ended July 31,
	(unaudited)		to 05/31/20		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.34		$12.60		$12.94	$13.27	$12.43	$12.12	$12.25

Net investment income(a)	0.14		0.28		0.33	0.35	0.30	0.30	0.31
Net realized and unrealized gain (loss)	1.67			(0.65)	0.10	0.27	0.86	0.48	0.08

Net increase (decrease) from investment operations	1.81			(0.37)	0.43	0.62	1.16	0.78	0.39

Distributions(b)
From net investment income		(0.23)		(0.23)	(0.35)	(0.35)	(0.30)	(0.29)	(0.32)
From net realized gain		(0.46)		(0.66)	(0.42)	(0.60)	(0.02)	(0.18)	(0.20)

Total distributions		(0.69)		(0.89)	(0.77)	(0.95)	(0.32)	(0.47)	(0.52)

Net asset value, end of period	$12.46		$11.34		$12.60	$12.94	$13.27	$12.43	$12.12

Total Return(c)
Based on net asset value	15.98	%(d)	(3.40	)%(d)	3.75%	4.76%	9.53%	6.73%	3.38%

Ratios to Average Net Assets
Total expenses(e)	0.75	%(f)	0.74	%(f)	0.74%	0.72%	0.74%	0.74%	0.75%

Total expenses after fees waived and/or reimbursed(e)	0.75	%(f)	0.74	%(f)	0.74%	0.72%	0.73%	0.74%	0.74%

Net investment income(e)	2.36	%(f)	2.75	%(f)	2.69%	2.64%	2.37%	2.56%	2.57%

Supplemental Data
Net assets, end of period (000)	$906,117		$835,194		$1,089,388	$1,619,539	$1,969,274	$1,484,674	$1,313,697

Portfolio turnover rate		37%		28%	20%	30%	18%	31%	34%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20		Period from 08/01/19	Year Ended July 31,
	(unaudited	)	to 05/31/20	2019	2018	2017	2016	2015

Investments in underlying funds	—%		—%	—%	—%	0.01%	0.01%	—%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock Global Dividend Portfolio (continued)

		Investor A

	Six Months Ended 11/30/20		Period from 08/01/19		Year Ended July 31,
	(unaudited)		to 05/31/20		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.30		$12.55		$12.89	$13.23	$12.39	$12.08	$12.21

Net investment income(a)	0.13		0.25		0.30	0.31	0.26	0.27	0.28
Net realized and unrealized gain (loss)	1.65			(0.64)	0.10	0.27	0.86	0.47	0.08

Net increase (decrease) from investment operations	1.78			(0.39)	0.40	0.58	1.12	0.74	0.36

Distributions(b)
From net investment income		(0.20)		(0.20)	(0.32)	(0.32)	(0.26)	(0.25)	(0.29)
From net realized gain		(0.46)		(0.66)	(0.42)	(0.60)	(0.02)	(0.18)	(0.20)

Total distributions		(0.66)		(0.86)	(0.74)	(0.92)	(0.28)	(0.43)	(0.49)

Net asset value, end of period	$12.42		$11.30		$12.55	$12.89	$13.23	$12.39	$12.08

Total Return(c)
Based on net asset value	15.83	%(d)	(3.54	)%(d)	3.47%	4.42%	9.24%	6.47%	3.09%

Ratios to Average Net Assets
Total expenses(e)	1.02	%(f)	1.00	%(f)	1.01%	0.99%	1.01%	1.02%	1.02%

Total expenses after fees waived and/or reimbursed(e)	1.02	%(f)	1.00	%(f)	1.01%	0.99%	1.01%	1.01%	1.02%

Net investment income(e)	2.12	%(f)	2.49	%(f)	2.45%	2.40%	2.06%	2.30%	2.32%

Supplemental Data
Net assets, end of period (000)	$457,371		$378,291		$438,060	$492,173	$543,023	$672,554	$648,590

Portfolio turnover rate		37%		28%	20%	30%	18%	31%	34%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20		Period from 08/01/19	Year Ended July 31,
	(unaudited	)	to 05/31/20	2019	2018	2017	2016	2015

Investments in underlying funds	—%		—%	—%	—%	0.01%	0.01%	—%

(f)	Annualized.

See notes to financial statements.

22	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock Global Dividend Portfolio (continued)

		Investor C

	Six Months Ended 11/30/20		Period from 08/01/19		Year Ended July 31,
	(unaudited	)	to 05/31/20		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.23		$12.47		$12.81	$13.15	$12.32	$12.02	$12.15

Net investment income(a)	0.08		0.17		0.21	0.22	0.17	0.18	0.19
Net realized and unrealized gain (loss)	1.65			(0.62)	0.09	0.26	0.85	0.47	0.08

Net increase (decrease) from investment operations	1.73			(0.45)	0.30	0.48	1.02	0.65	0.27

Distributions(b)
From net investment income		(0.13)		(0.13)	(0.22)	(0.22)	(0.17)	(0.17)	(0.20)
From net realized gain		(0.46)		(0.66)	(0.42)	(0.60)	(0.02)	(0.18)	(0.20)

Total distributions		(0.59)		(0.79)	(0.64)	(0.82)	(0.19)	(0.35)	(0.40)

Net asset value, end of period	$12.37		$11.23		$12.47	$12.81	$13.15	$12.32	$12.02

Total Return(c)
Based on net asset value	15.38	%(d)	(4.10	)%(d)	2.69%	3.64%	8.39%	5.63%	2.32%

Ratios to Average Net Assets
Total expenses(e)	1.77	%(f)	1.75	%(f)	1.76%	1.73%	1.76%	1.77%	1.77%

Total expenses after fees waived and/or reimbursed(e)	1.77	%(f)	1.75	%(f)	1.76%	1.73%	1.76%	1.77%	1.77%

Net investment income(e)	1.27	%(f)	1.75	%(f)	1.69%	1.65%	1.35%	1.54%	1.57%

Supplemental Data
Net assets, end of period (000)	$104,813		$172,131		$256,960	$329,207	$386,971	$441,110	$417,176

Portfolio turnover rate		37%		28%	20%	30%	18%	31%	34%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20		Period from 08/01/19	Year Ended July 31,
	(unaudited	)	to 05/31/20	2019	2018	2017	2016	2015

Investments in underlying funds	—%		—%	—%	—%	0.01%	0.01%	—%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock Global Dividend Portfolio (continued)

		Class K

	Six Months Ended		Period from					Period from
	11/30/20		08/01/19		Year Ended July 31,			06/08/16	(a)
	(unaudited)		to 05/31/20		2019	2018	2017	to 07/31/16

Net asset value, beginning of period	$11.36		$12.62		$12.96	$13.28	$12.44	$12.13

Net investment income(b)	0.15		0.28		0.34	0.39	0.30	0.02
Net realized and unrealized gain (loss)	1.66			(0.65)	0.09	0.24	0.87	0.37

Net increase (decrease) from investment operations	1.81			(0.37)	0.43	0.63	1.17	0.39

Distributions(c)
From net investment income		(0.23)		(0.23)	(0.35)	(0.35)	(0.31)	(0.08)
From net realized gain		(0.46)		(0.66)	(0.42)	(0.60)	(0.02)	—

Total distributions		(0.69)		(0.89)	(0.77)	(0.95)	(0.33)	(0.08)

Net asset value, end of period	$12.48		$11.36		$12.62	$12.96	$13.28	$12.44

Total Return(d)
Based on net asset value	16.01	%(e)	(3.36	)%(e)	3.79%	4.81%	9.60%	3.24	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.68	%(g)	0.69	%(g)	0.70%	0.66%	0.67%	1.15	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.68	%(g)	0.69	%(g)	0.70%	0.66%	0.67%	1.14	%(g)

Net investment income(f)	2.43	%(g)	2.83	%(g)	2.75%	3.08%	2.42%	2.25	%(g)

Supplemental Data
Net assets, end of period (000)	$71,653		$66,498		$78,860	$94,364	$35,715	$205

Portfolio turnover rate		37%		28%	20%	30%	18%	31	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from				Period from
	Six Months Ended	08/01/19	Year Ended July 31,			06/08/16	(a)
	1/30/20	to 05/31/20	2019	2018	2017	to 07/31/16

Investments in underlying funds	—%	—%	—%	—%	0.01%	0.01%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

24	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		BlackRock International Fund

		Institutional

	Six Months Ended		Period from
	11/30/20		11/01/19		Year Ended October 31,
	(unaudited)		to 05/31/20		2019	2018	2017		2016		2015

Net asset value, beginning of period	$15.99		$16.94		$15.18	$17.17	$14.03		$14.23		$15.03

Net investment income(a)	0.05		0.03		0.23	0.29	0.24		0.22		0.16
Net realized and unrealized gain (loss)	4.33			(0.78)	1.78	(2.03)	3.12		(0.33)		(0.64)

Net increase (decrease) from investment operations	4.38			(0.75)	2.01	(1.74)	3.36		(0.11)		(0.48)

Distributions from net investment income(b)		(0.01)		(0.20)	(0.25)	(0.25)	(0.22)		(0.09)		(0.32)

Net asset value, end of period	$20.36		$15.99		$16.94	$15.18	$17.17		$14.03		$14.23

Total Return(c)
Based on net asset value	27.38	%(d)	(4.53	)%(d)	13.57%	(10.33)%	24.36%		(0.76)%		(3.17)%

Ratios to Average Net Assets
Total expenses(e)	0.90	%(f)	1.02	%(f)	1.04%	0.95%	1.10	%(g)(h)	1.26	%(g)(h)	1.25	%(g)(h)

Total expenses after fees waived and/or reimbursed(e)	0.72	%(f)	0.89	%(f)	0.89%	0.91%	1.00	%(g)(h)	1.00	%(g)(h)	1.00	%(g)(h)

Net investment income(e)	0.59	%(f)	0.31	%(f)	1.48%	1.68%	1.53	%(g)(h)	1.60	%(g)(h)	1.11	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$282,225		$200,623		$186,318	$178,081	$166,510		$114,863		$130,327

Portfolio turnover rate		49%		75%	114%	102%	101	%(i)	84	%(j)	112	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Period from
	11/30/20	11/01/19	Year Ended October 31,
	(unaudited)	to 05/31/20	2019	2018	2017	2016	2015

Investments in underlying funds	—%	—%	0.01%	0.01%	0.01%	—%	—%

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of BlackRock Master International Portfolio (the “Portfolio”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
(i)	Prior to February 27, 2017, the Fund invested all of its assets in the Portfolio. Portfolio turnover rate includes transactions from the Portfolio prior to February 27, 2017.
(j)	Portfolio turnover rate of the Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Investor A

	Six Months Ended 11/30/20		Period from 11/01/19 to 05/31/20		Year Ended October 31,
	(unaudited)				2019	2018	2017		2016		2015

Net asset value, beginning of period	$15.62		$16.55		$14.84	$16.75	$13.71		$13.90		$14.68

Net investment income(a)	0.03		0.00		0.18	0.23	0.17		0.16		0.11
Net realized and unrealized gain (loss)	4.23		(0.76)		1.74	(1.96)	3.05		(0.31)		(0.62)

Net increase (decrease) from investment operations	4.26		(0.76)		1.92	(1.73)	3.22		(0.15)		(0.51)

Distributions from net investment income(b)	—		(0.17)		(0.21)	(0.18)	(0.18)		(0.04)		(0.27)

Net asset value, end of period	$19.88		$15.62		$16.55	$14.84	$16.75		$13.71		$13.90

Total Return(c)
Based on net asset value	27.27	%(d)	(4.70	)%(d)	13.24%	(10.48)%	23.77%		(1.10)%		(3.50)%

Ratios to Average Net Assets
Total expenses(e)	1.17	%(f)	1.29	%(f)	1.34%	1.27%	1.45	%(g)(h)	1.64	%(g)(h)	1.59	%(g)(h)

Total expenses after fees waived and/or reimbursed(e)	0.97	%(f)	1.14	%(f)	1.14%	1.19%	1.37	%(g)(h)	1.38	%(g)(h)	1.38	%(g)(h)

Net investment income(e)	0.35	%(f)	0.05	%(f)	1.19%	1.38%	1.15	%(g)(h)	1.21	%(g)(h)	0.76	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$467,665		$367,092		$381,389	$285,527	$336,934		$307,992		$285,442

Portfolio turnover rate		49%	75%		114%	102%	101	%(i)	84	%(j)	112	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20	Period from 11/01/19	Year Ended October 31,
	(unaudited)	to 05/31/20	2019	2018	2017	2016	2015
Investments in underlying funds	—%	—%	0.01%	0.01%	0.01%	—%	—%

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of BlackRock Master International Portfolio (the “Portfolio”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
(i)	Prior to February 27, 2017, the Fund invested all of its assets in the Portfolio. Portfolio turnover rate includes transactions from the Portfolio prior to February 27, 2017.
(j)	Portfolio turnover rate of the Portfolio.

See notes to financial statements.

26	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Investor C

	Six Months Ended 11/30/20		Period from 11/01/19		Year Ended October 31,
	(unaudited)		to 05/31/20		2019	2018	2017		2016		2015

Net asset value, beginning of period	$14.55		$15.40		$13.77	$15.52	$12.67		$12.94		$13.68

Net investment income (loss)(a)		(0.07)	(0.07)		0.06	0.09	0.04		0.02		(0.03)
Net realized and unrealized gain (loss)	3.96		(0.71)		1.65	(1.84)	2.83		(0.29)		(0.58)

Net increase (decrease) from investment operations	3.89		(0.78)		1.71	(1.75)	2.87		(0.27)		(0.61)

Distributions from net investment income(b)	—		(0.07)		(0.08)	—	(0.02)		—		(0.13)

Net asset value, end of period	$18.44		$14.55		$15.40	$13.77	$15.52		$12.67		$12.94

Total Return(c)
Based on net asset value	26.74	%(d)	(5.12	)%(d)	12.49%	(11.28)%	22.69%		(2.09)%		(4.49)%

Ratios to Average Net Assets
Total expenses(e)	2.08	%(f)	2.18	%(f)	2.25%	2.15%	2.35	%(g)(h)	2.54	%(g)(h)	2.45	%(g)(h)

Total expenses after fees waived and/or reimbursed(e)	1.77	%(f)	1.89	%(f)	1.89%	2.00%	2.31	%(g)(h)	2.42	%(g)(h)	2.37	%(g)(h)

Net investment income (loss)(e)	(0.81	)%(f)	(0.76	)%(f)	0.43%	0.54%	0.26	%(g)(h)	0.19	%(g)(h)	(0.24	)%(g)(h)

Supplemental Data
Net assets, end of period (000)	$9,639		$39,891		$53,396	$50,344	$72,478		$110,527		$136,136

Portfolio turnover rate		49%	75%		114%	102%	101	%(i)	84	%(j)	112	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20	Period from 11/01/19	Year Ended October 31,
	(unaudited)	to 05/31/20	2019	2018	2017	2016	2015
Investments in underlying funds	—%	—%	0.01%	0.01%	0.01%	—%	—%

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of BlackRock Master International Portfolio (the “Portfolio”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
(i)	Prior to February 27, 2017, the Fund invested all of its assets in the Portfolio. Portfolio turnover rate includes transactions from the Portfolio prior to February 27, 2017.
(j)	Portfolio turnover rate of the Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock International Fund (continued)

		Class K

	Six Months Ended		Period from			Period from
	11/30/20		11/01/19		Year Ended	01/25/18	(a)
	(unaudited)		to 05/31/20		October 31, 2019	to 10/31/18

Net asset value, beginning of period	$15.99		$16.95		$15.20	$19.02

Net investment income(b)	0.05		0.04		0.25	0.27
Net realized and unrealized gain (loss)	4.34			(0.79)	1.77	(4.09)

Net increase (decrease) from investment operations	4.39			(0.75)	2.02	(3.82)

Distributions from net investment income(c)		(0.01)		(0.21)	(0.27)	—

Net asset value, end of period	$20.37		$15.99		$16.95	$15.20

Total Return(d)
Based on net asset value	27.47	%(e)	(4.54	)%(e)	13.61%	(20.08	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.70	%(g)	0.85	%(g)	0.90%	0.83	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.65	%(g)	0.83	%(g)	0.84%	0.80	%(g)

Net investment income(f)	0.55	%(g)	0.48	%(g)	1.58%	2.10	%(g)

Supplemental Data
Net assets, end of period (000)	$80,431		$27,572		$16,983	$3,353

Portfolio turnover rate		49%		75%	114%	102	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Period from		Period from
	11/30/20	11/01/19	Year Ended	01/25/18	(a)
	(unaudited)	to 05/31/20	October 31, 2019	to 10/31/18
Investments in underlying funds	—%	—%	0.01%	0.01%

(g)	Annualized.

(h) Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

28	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock International Fund (continued)

		Class R

	Six Months Ended		Period from
	11/30/20		11/01/19		Year Ended October 31,
	(unaudited)		to 05/31/20		2019	2018	2017		2016		2015

Net asset value, beginning of period	$15.69		$16.56		$14.83	$16.73	$13.68		$13.88		$14.64

Net investment income (loss)(a)	(0.00	)(b)		(0.03)	0.14	0.19	0.13		0.12		0.06
Net realized and unrealized gain (loss)	4.25			(0.77)	1.76	(1.97)	3.05		(0.32)		(0.62)

Net increase (decrease) from investment operations	4.25			(0.80)	1.90	(1.78)	3.18		(0.20)		(0.56)

Distributions from net investment income(c)	—			(0.07)	(0.17)	(0.12)	(0.13)		—		(0.20)

Net asset value, end of period	$19.94		$15.69		$16.56	$14.83	$16.73		$13.68		$13.88

Total Return(d)
Based on net asset value	27.09	%(e)	(4.85	)%(e)	12.99%	(10.73)%	23.44%		(1.44)%		(3.81)%

Ratios to Average Net Assets
Total expenses(f)	1.30	%(g)	1.54	%(g)	1.60%	1.51%	1.74	%(h)(i)	1.93	%(h)(i)	1.85	%(h)(i)

Total expenses after fees waived and/or reimbursed(f)	1.23	%(g)	1.39	%(g)	1.39%	1.43%	1.66	%(h)(i)	1.70	%(h)(i)	1.70	%(h)(i)

Net investment income (loss)(f)	(0.00	)%(g)(j)	(0.33	)%(g)	0.94%	1.13%	0.87	%(h)(i)	0.90	%(h)(i)	0.42	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$4,683		$5,250		$10,292	$16,624	$22,132		$20,819		$21,453

Portfolio turnover rate		49%		75%	114%	102%	101	%(k)	84	%(l)	112	%(l)

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Period from
	11/30/20	11/01/19	Year Ended October 31,
	(unaudited)	to 05/31/20	2019	2018	2017	2016	2015

Investments in underlying funds	—%	—%	0.01%	0.01%	0.01%	—%	—%

(g)	Annualized.
(h)	Includes the Fund’s share of the allocated net expenses and/or net investment income of BlackRock Master International Portfolio (the “Portfolio”), an affiliate of the Fund.
(i)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
(j)	Amount is greater than (0.005)%.
(k)	Prior to February 27, 2017, the Fund invested all of its assets in the Portfolio. Portfolio turnover rate includes transactions from the Portfolio prior to February 27, 2017.
(l)	Portfolio turnover rate of the Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) and BlackRock Series, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Global Dividend Portfolio and BlackRock International Fund (collectively, the “Funds” or individually, a “Fund”) are series of the Trust and the Corporation, respectively.

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Global Dividend Portfolio	Global Dividend Portfolio	Diversified
BlackRock International Fund	International Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board, on behalf of International Fund and the Board of Directors of FDP Series, Inc. on behalf of FDP BlackRock International Fund (the “Target Fund”) approved the reorganization of the Target Fund into International Fund. As a result, International Fund acquired substantially all of the assets and assumed certain of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of International Fund.

Each shareholder of the Target Fund received shares of International Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on September 20, 2019, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of International Fund in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	International Fund’s Share Class	Shares of International Fund
Institutional	233,696	0.76748650	Institutional	179,359
Investor A	3,305,070	0.78190322	Investor A	2,584,245
Investor C	1,127,886	0.83801038	Investor C	945,180

The Target Fund’s net assets and composition of net assets on September 20, 2019, the valuation date of the reorganization were as follows:

Target Fund
Net assets	$58,493,422

Paid-in capital	$62,922,434
Accumulated losses	(4,429,012)

For financial reporting purposes, assets received and shares issued by International Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of International Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of International Fund before the reorganization were $544,136,728. The aggregate net assets of International Fund immediately after the reorganization amounted to $602,630,150. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments

FDP BlackRock International Fund	$58,671,668	$55,611,634

30	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The purpose of the transaction was to combine the assets of the Target Fund with the assets of International Fund. The reorganization was a tax-free event and was effective on September 23, 2019.

Assuming the reorganization had been completed on November 1, 2018, the beginning of the fiscal reporting period of International Fund, the pro forma results of operations for the year ended October 31, 2019, are as follows:

•	Net investment income: $7,044,809

•	Net realized and change in unrealized gain on investments: $69,335,315

•	Net increase in net assets resulting from operations: $76,380,154

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in International Fund’s Statements of Operations since September 23, 2019.

Reorganization costs incurred by International Fund in connection with the reorganization were expensed by International Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2020, if any, are disclosed in the Statements of Assets and Liabilities.

Taxes withheld that are reclaimable under applicable foreign tax treaties are reflected in tax reclaims receivable. Reclaim amounts for which collection is uncertain are recorded upon receipt. Tax reclaims recorded or received during the period along with applicable fees associated with the filings of tax claims that result in the recovery of foreign withholding taxes, if any, are included in the Statement of Operations.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their respective custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date November 30,2020. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the Fund’s listing exchange. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the Fund’s listing exchange that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2020, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral

32	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of International Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
International Fund
Citigroup Global Markets, Inc.	$560,358	$(560,358)	$—
National Financial Services LLC	2,308,736	(2,308,736)	—

	$2,869,094	$(2,869,094)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

International Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of Global Dividend Portfolio, and the Corporation, on behalf of International Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, Global Dividend Portfolio pays the Manager a monthly fee, based on the average daily net assets that are attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds. International Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets. The annual rates were as follows:

Investment Advisory Fees

Average Daily Net Assets	Global Dividend Portfolio

First $1 billion	0.600%
$1 billion - $2 billion	0.550
$2 billion - $3 billion	0.525
Greater than $3 billion	0.500

Investment Advisory Fees

Average Daily Net Assets	International Fund

First $1 billion	0.600%
$1 billion - $3 billion	0.560
$3 billion - $5 billion	0.540
$5 billion - $10 billion	0.520
Greater than $10 billion	0.510

Prior to July 30, 2020, the annual rates as a percentage of average daily net assets, with respect to International Fund were as follows:

Investment Advisory Fees

Average Daily Net Assets	International Fund

Not exceeding $500 million	0.75%
In excess of $500 million	0.70

Service and Distribution Fees: The Trust, on behalf of Global Dividend Portfolio, and the Corporation, on behalf of International Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Global Dividend Portfolio		International Fund

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A	0.25%	—	0.25%	—
Investor C	0.25	0.75%	0.25	0.75%
Class R	N/A	N/A	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

Global Dividend Portfolio	$530,863	$635,912	$—	$1,166,775
International Fund	517,745	129,823	12,298	659,866

34	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Administration: The Trust, on behalf of Global Dividend Portfolio, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2020, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Global Dividend Portfolio	$ 88,533	$ 42,550	$ 12,760	$ 6,941	$150,784

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2020, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total

Global Dividend Portfolio	$ 1,082	$ 1,082
International Fund	5	5

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Global Dividend Portfolio	$ 1,590	$ 5,248	$ 2,335	$ 92	$ —	$ 9,265
International Fund	1,346	1,863	624	25	32	3,890

For the six months ended November 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Global Dividend Portfolio	$ 337,689	$ 192,356	$ 58,645	$ 3,284	$ —	$ 591,974
International Fund	231,409	450,630	44,779	2,039	2,061	730,918

Other Fees: For the six months ended November 30, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Global Dividend Portfolio	$ 7,088
International Fund	8,794

For the six months ended November 30, 2020, affiliates received CDSCs as follows:

Share Class	Global Dividend Portfolio	International Fund

Investor A	$1,996	$2,514
Investor C	3,184	33

	$5,180	$2,547

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of each Fund. The amount of waivers and/or

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2020, the amounts waived were as follows:

Fund Name	Amounts Waived

Global Dividend Portfolio	$ 1,104
International Fund	7,263

With respect to Global Dividend Portfolio, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through September 30, 2021. With respect to International Fund, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to these arrangements.

With respect to International Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K	Class R

0.65%	0.90%	1.65%	0.60%	1.15%

Prior to July 30, 2020, the expense limitations as a percentage of average daily net assets for were:

Institutional	Investor A	Investor C	Class K	Class R

0.89%	1.14%	1.89%	0.84%	1.39%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through September 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of International Fund. For the six months ended November 30, 2020, the Manager waived and/or reimbursed investment advisory fees of $156,286, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the six months ended November 30, 2020, International Fund reimbursed the Manager $3,796, for certain accounting services, which is included in accounting services in the Statements of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific, in the Statements of Operations. For the six months ended November 30, 2020, class specific expense waivers and/or reimbursements were as follows:

	Transfer Agent Fees Waived and/or Reimbursed
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

International Fund	$161,198	$326,590	$35,867	$1,520	$527	$525,702

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC (“Money Market Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

36	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2020, the Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

International Fund	$3,170

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2020, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s/the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2020, purchases and sales of investments, excluding short-term investment transactions, were as follow:

Fund Name	Purchases	Sales

Global Dividend Portfolio	$538,602,661	$659,640,533
International Fund	334,463,850	337,187,619

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of May 31, 2020 the International Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $30,996,078.

As of November 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	Global Dividend Portfolio	International Fund

Tax cost	$1,207,241,324	$662,467,755

Gross unrealized appreciation	$344,991,928	$196,585,046
Gross unrealized depreciation	(15,214,052)	(13,627,877)

Net unrealized appreciation (depreciation)	$329,777,876	$182,957,169

9.	BANK BORROWINGS

The Trust and the Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2020, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

International Fund invests a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

38	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/20		Period from 08/01/19 to 05/31/20		Year Ended 07/31/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts	Shares	Amounts
Global Dividend Portfolio
Institutional
Shares sold	7,060,243	$82,871,724	11,195,885	$131,538,268	16,005,621	$195,296,553
Shares issued in reinvestment of distributions	2,913,624	36,207,271	4,474,221	54,519,568	5,009,830	60,296,624
Shares redeemed	(10,904,787)	(131,168,232)	(28,509,118)	(320,881,844)	(59,726,888)	(723,183,555)

	(930,920)	$(12,089,237)	(12,839,012)	$(134,824,008)	(38,711,437)	$(467,590,378)

Investor A
Shares sold and automatic conversion of shares	6,612,359	$78,703,911	5,788,071	$69,463,265	5,886,086	$70,889,347
Shares issued in reinvestment of distributions	1,702,563	21,115,269	2,338,288	28,406,551	2,090,864	25,131,221
Shares redeemed	(4,972,511)	(59,602,422)	(9,541,314)	(109,854,690)	(11,251,806)	(136,675,759)

	3,342,411	$40,216,758	(1,414,955)	$(11,984,874)	(3,274,856)	$(40,655,191)

Investor C
Shares sold	123,048	$1,473,481	553,049	$6,549,072	1,939,848	$22,386,167
Shares issued in reinvestment of distributions	403,344	4,971,361	1,006,996	12,228,647	1,141,368	13,590,708
Shares redeemed and automatic conversion of shares	(7,385,435)	(87,251,682)	(6,825,030)	(79,876,561)	(8,174,208)	(99,026,904)

	(6,859,043)	$(80,806,840)	(5,264,985)	$(61,098,842)	(5,092,992)	$(63,050,029)

Class K
Shares sold	600,591	$7,162,985	1,050,864	$12,491,956	1,059,435	$13,162,233
Shares issued in reinvestment of distributions	309,530	3,851,843	427,171	5,202,602	429,950	5,193,828
Shares redeemed	(1,023,204)	(12,342,683)	(1,875,718)	(22,342,235)	(2,521,969)	(31,149,062)

	(113,083)	$(1,327,855)	(397,683)	$(4,647,677)	(1,032,584)	$(12,793,001)

	(4,560,635)	$(54,007,174)	(19,916,635)	$(212,555,401)	(48,111,869)	$(584,088,599)

	Six Months Ended 11/30/20		Period from 11/01/19 to 05/31/20		Year Ended 10/31/19
	Shares	Amounts	Shares	Amounts	Shares	Amounts

International Fund
Institutional
Shares sold	3,357,410	$61,588,574	3,582,833	$56,403,563	3,428,871	$53,657,180
Shares issued in reinvestment of distributions	4,277	74,551	112,012	1,947,890	182,335	2,585,515
Shares issued in reorganization	—	—	—	—	179,359	2,943,243
Shares redeemed	(2,047,278)	(36,645,669)	(2,145,294)	(33,293,477)	(4,522,463)	(71,324,968)

	1,314,409	$25,017,456	1,549,551	$25,057,976	(731,898)	$(12,139,030)

Investor A
Shares sold and automatic conversion of shares	3,658,871	$64,918,315	3,869,611	$57,908,272	7,234,968	$112,789,246
Shares issued in reinvestment of distributions	—	—	209,933	3,570,956	277,599	3,853,116
Shares issued in reorganization	—	—	—	—	2,584,245	41,440,955
Shares redeemed	(3,627,343)	(63,291,102)	(3,624,655)	(56,619,291)	(6,301,833)	(98,462,576)

	31,528	$1,627,213	454,889	$4,859,937	3,794,979	$59,620,741

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 11/30/20		Period from 11/01/19 to 05/31/20		Year Ended 10/31/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts	Shares	Amounts

International Fund (continued)
Investor C
Shares sold	50,486	$817,308	109,605	$1,604,702	288,485	$4,007,831
Shares issued in reinvestment of distributions	—	—	12,984	206,457	17,684	229,888
Shares issued in reorganization	—	—	—	—	945,180	14,109,224
Shares redeemed and automatic conversion of shares	(2,269,653)	(37,189,238)	(848,854)	(12,306,657)	(1,438,768)	(20,471,037)

	(2,219,167)	$(36,371,930)	(726,265)	$(10,495,498)	(187,419)	$(2,124,094)

Class K
Shares sold	2,471,864	$44,952,727	966,062	$15,284,734	896,698	$14,069,355
Shares issued in reinvestment of distributions	1,133	19,744	12,946	225,123	5,425	76,874
Shares redeemed	(247,885)	(4,567,512)	(257,052)	(3,938,005)	(120,737)	(1,907,460)

	2,225,112	$40,404,959	721,956	$11,571,852	781,386	$12,238,769

Class R
Shares sold	42,096	$723,965	47,717	$729,691	117,846	$1,787,142
Shares issued in reinvestment of distributions	—	—	2,308	39,491	12,560	174,833
Shares redeemed	(141,729)	(2,486,116)	(337,015)	(5,312,938)	(629,936)	(9,563,729)

	(99,633)	$(1,762,151)	(286,990)	$(4,543,756)	(499,530)	$(7,601,754)

	1,252,249	$28,915,547	1,713,141	$26,450,511	3,157,518	$49,994,632

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”), on behalf of BlackRock Global Dividend Portfolio, and BlackRock Series, Inc. (the “Corporation”), on behalf of BlackRock International Fund, have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Global Dividend Portfolio and BlackRock International Fund (the “Funds”), which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust and the Board of Directors (the “Board”) of the Corporation, on behalf of the Funds, met on November, 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	41

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

42	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Sub-Adviser	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10022
United Kingdom

Legal Counsel
Accounting Agent and Transfer Agent	Sidley Austin LLP
BNY Mellon Investment Servicing (US) Inc.	New York, NY 10019
Wilmington, DE 19809

Address of the Trust/Corporation
Custodians	100 Bellevue Parkway
The Bank of New York Mellon (a)	Wilmington, DE 19809
New York, NY 10286

Brown Brothers Harriman & Co. (b)
Boston, MA 02109

(a) For BlackRock Global Dividend Portfolio

(b) For BlackRock International Fund

A D D I T I O N A L I N F O R M A T I O N	43

Glossary of Terms Used in this Report

Currency Abbreviation

CHF	Swiss Franc

EUR	Euro

JPY	Japanese Yen

Portfolio Abbreviation

ADR	American Depositary Receipt

CDI	CREST Depository Interest

44	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GLINT-11/20-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Change in the registrant’s independent accounting agent

(b) Section  906 Certifications are attached

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Series, Inc.

Date: February 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Series, Inc.

Date: February 3, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock Series, Inc.

Date: February 3, 2021

3